Reserves - Schedule of Estimated Fair Value of the Contractor and Staff Options (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Tranche A [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Grant date	30.06.2025	10/12/2024
Original Expiry Date	02.09.2026	31/07/2028
Share price value at grant / measurement date	$ 0.052	$ 0.013
Exercise price	$ 0.15	$ 0.018
Dividend yield
Risk-free interest rate	3.27%	4.07%
Fair value at grant date	$ 0.008	$ 0.005
Expected share price volatility		100.00%
Tranche B [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Grant date	30.06.2025	10/03/2025
Original Expiry Date	02.09.2026	31/07/2028
Share price value at grant / measurement date	$ 0.052	$ 0.011
Exercise price	$ 0.2	$ 0.018
Dividend yield
Risk-free interest rate	3.27%	4.76%
Fair value at grant date	$ 0.005	$ 0.009
Expected share price volatility		100.00%
Tranche C [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Grant date	30.06.2025	13/03/2025
Original Expiry Date	02.09.2026	31/07/2028
Share price value at grant / measurement date	$ 0.052	$ 0.011
Exercise price	$ 0.25	$ 0.018
Dividend yield
Risk-free interest rate	3.27%	4.76%
Fair value at grant date	$ 0.004	$ 0.006
Expected share price volatility		100.00%
Tranche D [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Grant date	30.06.2025	10/12/2024
Original Expiry Date	02.09.2026	31/07/2028
Share price value at grant / measurement date	$ 0.052	$ 0.013
Exercise price	$ 0.3	$ 0.018
Dividend yield
Risk-free interest rate	3.27%	4.07%
Fair value at grant date	$ 0.003	$ 0.005
Expected share price volatility		100.00%
Tranche D [Member] | Monte Carlo Simulation [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share price value at grant / measurement date	0.057
Exercise price
Dividend yield
Risk-free interest rate	3.66%
Fair value at grant date	$ 0.051
Right Life	5 years
Expected share price volatility	100.00%
Tranche E [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Grant date	06.08.2025
Original Expiry Date	02.09.2028
Share price value at grant / measurement date	$ 0.067
Exercise price	$ 0.09
Dividend yield
Risk-free interest rate	3.38%
Fair value at grant date	$ 0.039
Tranche E [Member] | Monte Carlo Simulation [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share price value at grant / measurement date	0.057
Exercise price
Dividend yield
Risk-free interest rate	3.66%
Fair value at grant date	$ 0.049
Right Life	5 years
Expected share price volatility	100.00%
Tranche F [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Grant date	17.07.2025
Original Expiry Date	02.09.2030
Share price value at grant / measurement date	$ 0.063
Exercise price	$ 0.1
Dividend yield
Risk-free interest rate	3.52%
Fair value at grant date	$ 0.045
Tranche F [Member] | Monte Carlo Simulation [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share price value at grant / measurement date	0.057
Exercise price
Dividend yield
Risk-free interest rate	3.66%
Fair value at grant date	$ 0.046
Right Life	5 years
Expected share price volatility	100.00%
Tranche G [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Grant date	17.07.2025	18/03/2025
Original Expiry Date	02.09.2030	31/07/2028
Share price value at grant / measurement date	$ 0.063	$ 0.011
Exercise price	$ 0.15	$ 0.018
Dividend yield
Risk-free interest rate	3.52%	3.76%
Fair value at grant date	$ 0.041	$ 0.006
Expected share price volatility		100.00%
Tranche H [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Grant date	17.07.2025
Original Expiry Date	02.09.2030
Share price value at grant / measurement date	$ 0.063
Exercise price	$ 0.2
Dividend yield
Risk-free interest rate	3.52%
Fair value at grant date	$ 0.038
Tranche C/H [Member] | Monte Carlo Simulation [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share price value at grant / measurement date	0.057
Exercise price
Dividend yield
Risk-free interest rate	3.66%
Fair value at grant date	$ 0.053
Right Life	5 years
Expected share price volatility	100.00%